CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6 CONVERTIBLE NOTES PAYABLE

On December 30, 2015, the Company entered into a Securities Purchase Agreement (“SPA”) with certain investors pursuant to which it agreed to issue $22.1 million in senior secured convertible notes (“Notes”) and Series D Warrants (further described below). The Notes are convertible into 3,946,429 shares of Common Stock at a price equal to $5.60 per share, subject to adjustment for certain dilutive events. $20 million of the notes were issued for cash proceeds totaling $18.4 million with an original issue discount in the amount of $1.6 million which is equal to sixteen (16) months of simple interest at a rate of six percent (6.0%) per annum on the aggregate principal of the Notes (assuming, that the entire aggregate original principal amount remains outstanding through the maturity date). $2.1 million of the Notes were issued to extinguish 1,050,000 outstanding Series C Warrants at an extinguish value of $2.00 per warrant. The Notes are senior secured obligations of the Company and will rank senior to all outstanding and future indebtedness of the Company. They are secured by a first priority perfected security interest (subject to permitted liens as defined in the Notes) in all of the current and future assets of the Company. The Notes contain standard and customary events of default and the entire principal balance is subject to the default and redemption provisions contained in the Notes, regardless of whether or not any of the proceeds have been released from the Company’s restricted accounts.

In connection with the issuance of the Notes under the SPA, the Company issued Series D Warrants (the “Series D Warrants”), exercisable to acquire 100,090 shares of Common Stock, subject to a one time adjustment on December 31, 2016 under the terms of the Series D Warrants (see NOTE 10 WARRANTS). Each Series D Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. The Series D Warrants are exercisable at $5.60 per share of common stock, subject to adjustments for certain dilutive events.

The Company has agreed to make amortization payments with respect to the Notes in twelve (12) equal installments beginning four (4) months after the original date of issuance of December 30, 2015 (each, an “Installment Date”). On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at a conversion rate defined in the agreement.

Under the terms of the Notes, at closing the Company received an initial tranche of $4.6 million for immediate use for general corporate purposes. The remaining cash proceeds of $13.8 million are being held in a restricted account and will be released to the Company from the Company’s restricted accounts in subsequent equal tranches subject to certain equity conditions.

$20 million of the Notes were issued for cash proceeds of $18.4 million with an original issue discount in the amount of $1.6 million. The conversion feature in the Notes represents an embedded derivative that requires bifurcation due to the ratchet provision described above related to the conversion feature. The provisions in the Series D Warrants also require the Company to account for the warrants as derivative liabilities. The original issue discount, the fair value of the embedded conversion feature, the fair value of the Series D Warrants and the debt issuance costs are all together considered the debt discount. The Company recorded a debt discount in the amount of $20 million which is being amortized over the life of the note using the effective interest method. For the three months ended March 31, 2016, $6,107,467 of the debt discount had been amortized to interest expense.

The following table summarizes the convertible notes outstanding at March 31, 2016:

Convertible notes payable, principal	$22,100,000
Debt discounts	(13,828,816)

Net convertible note payable	8,271,184
Less current portion	(8,271,184)

Convertible notes payable, long term	$—

NOTE 8 CONVERTIBLE NOTES PAYABLE

On December 30, 2015, the Company entered into a Securities Purchase Agreement (“SPA”) with certain investors pursuant to which it agreed to issue $22.1 million in senior secured convertible notes (“Notes”) and Series D Warrants (further described below). The Notes are convertible into 341,313 shares of Common Stock at a price equal to $64.75 per share, subject to adjustment for certain dilutive events and currently subject to a 19.9% cap as described below. $20 million of the notes were issued for cash proceeds totaling $18.4 million with an original issue discount in the amount of $1.6 million which is equal to sixteen (16) months of simple interest at a rate of six percent (6.0%) per annum on the aggregate principal of the Notes (assuming, that the entire aggregate original principal amount remains outstanding through the maturity date). $2.1 million of the Notes were issued to extinguish 1,050,000 outstanding Series C Warrants at an extinguish value of $2.00 per warrant. The Notes are senior secured obligations of the Company and will rank senior to all outstanding and future indebtedness of the Company. They will be secured by a first priority perfected security interest (subject to permitted liens as defined in the Notes) in all of the current and future assets of the Company. The Notes contain standard and customary events of default and the entire principal balance is subject to the default and redemption provisions contained in the Notes, regardless of whether or not any of the proceeds have been released from the Company’s restricted accounts. The Notes also have a provision that the Company is required to reserve at least 120,000,000 shares of authorized and unissued common stock for issuance pursuant to the Notes and associated Series D warrants.

In connection with the issuance of the Notes under the SPA, the Company issued Series D Warrants (the “Series D Warrants”), exercisable to acquire 100,090 shares of Common Stock, subject to a one time adjustment on December 31, 2016 under the terms of the Series D Warrants (see NOTE 11 WARRANTS). Each Series D Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. Each Series D Warrant was exercisable initially at $64.75 per share of common stock, subject to adjustments for certain dilutive events and subject to an exercise price floor equal to $40.60 per share.

The Company has agreed to make amortization payments with respect to the Notes in twelve (12) equal installments beginning four (4) months after the original date of issuance of December 30, 2015 (each, an “Installment Date”). On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at (i) at 80% of the five day volume weighted average price of the common stock for the first four payments and (ii) at 85% of the five day volume weighted average price of the common stock for the last 8 payments with both conversion rates being subject to a floor conversion price of $7.00.

Under the terms of the Notes, at closing the Company received an initial tranche of $4.6 million for immediate use for general corporate purposes. The remaining cash proceeds of $13.8 million are being held in a restricted account and will be released to the Company from the Company’s restricted accounts in subsequent equal tranches subject to certain equity conditions and the following terms and conditions:

(1) 25% will be released 30 trading days following the later of (i) the “Control Account Release Eligibility Date” and (ii) the first installment date under the Note,

(2) 25% will be released 90 trading days following the Control Account Release Eligibility Date and

(3) 25% will be released 120 trading days following the Control Account Release Eligibility Date.

“Control Account Release Eligibility Date” means the later of (x) the date the Company obtains the required stockholder approval of the issuance of the shares of common stock upon conversion of the notes pursuant to the rules of the NASDAQ Stock Market and (y) the earlier of (I) the date a resale registration statement registering all of the shares of Common Stock issuable upon conversion of the Notes and (II) the initial date the shares of Common Stock issuable upon conversion of the Notes may be freely sold by a non-affiliate of the Company pursuant to Rule 144 of the Securities Act of 1933, as amended (the “Securities Act”). If shareholder approval is not obtained the Notes will go into default and restricted cash will not be released.

The dilutive events that provide for the adjustment of the conversion price of the Notes and the exercise price of the Series D Warrants relate to any transaction in which the Company issues or is deemed to have issued shares of common stock for consideration per share less than the conversion price then in effect.

The issuance of shares of common stock upon conversion of the Notes is subject to the rules of the NASDAQ Capital Market which requires an initial cap of 19.9% of the Company’s issued and outstanding shares of common stock on December 30, 2015 unless and until the Company’s stockholders approve removal of the cap. Further, the current exercise price floor of $40.60 on the exercise price of the Series D Warrants is subject to removal upon approval of the Company’s stockholders at which point the exercise price of the Series D Warrants will automatically reset pursuant to its anti-dilution provisions as if the exercise price floor was not applicable since the issuance of the Series D Warrants.

Convertible Notes of $20 Million Issued for Cash

$20 million of the Notes were issued for cash proceeds of $18.4 million with an original issue discount in the amount of $1.6 million. In addition the Company incurred debt issuance costs in the amount of $568,685. The conversion feature in the Notes represents an embedded derivative that requires bifurcation due to the ratchet provision described above related to the conversion feature. The provisions in the Series D Warrants also require the Company to account for the warrants as derivative liabilities. The original issue discount, the fair value of the embedded conversion feature, the fair value of the Series D Warrants and the debt issuance costs are all together considered the debt discount. Any excess of the total debt discount and the face value of the convertible notes are recorded to interest expense in the statement of operations.

The initial fair value of the embedded conversion feature on the $20 million portion of the note was valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $14,788,365. The initial fair value of the Series D Warrants related to the $20 million note was also valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $13,637,132. The Company recorded a charge to interest expense in the amount of $10,594,182 in the statement of operations for the year ended December 31, 2015, representing the excess of the total debt discount over the face value of the convertible notes. The Company recorded a debt discount in the amount of $20 million which will be amortized over the life of the note using the effective interest method. As of December 31, 2015, $63,717 of the debt discount had been amortized to interest expense.

Convertible Notes of $2.1 Million Issued for Series C Warrants

$2.1 million of the Notes and related Series D Warrants were issued to extinguish 1,050,000 outstanding Series C Warrants. Since the Series C Warrants were derivative liabilities at the time of the transaction, the Company has accounted for this as an extinguishment of liabilities. Accordingly, all consideration issued to extinguish the liabilities were recorded at their fair value on the date of the extinguishment and the liabilities extinguished were removed at their carrying value. Since the liabilities extinguished were derivative liabilities, their carrying value is continuously adjusted to equal their fair value. The fair value of the Series C Warrants that were extinguished was calculated using the predetermined inputs to Black Scholes formula as defined in the Series C Warrant, resulting in a fair value of $2,340,240 for the extinguished warrants. The initial fair value of the embedded conversion feature on the $2.1 million portion of the Notes was valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $1,865,729. The initial fair value of the Series D Warrants related to the $2.1 million note was also valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $2,412,574. The host debt instrument’s fair value was deemed to be $2.1 million. The Company recorded a loss in the amount of $4,038,063 in its statement of operations for the year ended December 31, 2015, representing the excess of the consideration provided over the liability extinguished.

The following table summarizes the convertible notes outstanding at December 31, 2015:

Convertible notes payable, principal	$22,100,000
Debt discounts	(19,936,283)

Net convertible note payable	2,163,717
Less current portion	(1,638,717)

Convertible notes payable, long term	$525,000